Debt Arrangements	6 Months Ended
Dec. 31, 2022
Debt Arrangements [Abstract]
Debt Arrangements

7.      Debt Arrangements

The Company’s outstanding debt, net of debt discounts, consists of the following:

	As of December 31, 2022	As of June 30, 2022
Convertible promissory notes	$—	$89,663
Term loans	52,022	25,443
PPP Loan	—	2,000
Total debt	52,022	117,106
Less: debt, current	—	(115,106)
Total debt, noncurrent	$52,022	$2,000

Convertible Promissory Notes

As of June 30, 2022, the Company had $89,663 of convertible notes outstanding to various investors, all of which were accounted for under the fair value option. In conjunction with the Merger all convertible promissory notes converted into shares of common stock. Further on the date of the Merger, certain convertible notes which were together with warrants also had the related warrants converted into shares of common stock. As a consequence of the note and warrant conversion, 8,147,938 shares of common stock were issued. Immediately prior to conversion, the convertible promissory notes were remeasured to the then fair value of $41,392, resulting in a gain on remeasurement of $48,271 which was recorded within change in fair value of warrants and convertible promissory notes on the condensed consolidated statement of operations and comprehensive income (loss) for the six months ended December 31, 2022. As a consequence of the conversion, $41,392 was reclassified into additional paid-in capital. Accordingly, for the three months ended December 31, 2022, there we no remeasurement effects related to the convertible promissory notes, as such notes were longer outstanding during such three month period.

During the six months ended December 31, 2021 the Company issued $500 of convertible promissory notes. During the three and six months ended December 31, 2021, the Company recorded losses on remeasurement of $16,196 and $29,770, respectively, on all outstanding convertible promissory notes, which were recorded within change in fair value of warrants and convertible promissory notes on the condensed consolidated statement of operations and comprehensive income (loss).

Term Loans

Horizon Term Loan

On March 4, 2021, the Company entered into a loan agreement (the “Horizon Loan”) with Horizon Technology Finance Corporation, which provided the Company with $15,000, bears interest at prime rate plus 6.5% per annum, and has a term of 54 months from each loan funding date. The Horizon Loan payment terms require repayment of accrued interest only on the outstanding principal amount over the first 24 payment dates and an equal payment of principal plus accrued interest on the next 30 payment dates identified in the notes applicable to the loan. The Company pledged certain assets against the Horizon Loan. The Horizon Loan contains financial covenants that require the maintenance of an unrestricted cash plus accounts receivable balance and achievement of quarterly bookings targets. On March 11, 2022, the Company amended the Horizon Loan to shorten the total term to 24 months.

In connection with the entry into the Credit Agreement (defined below), on September 21, 2022 the Company repaid the Horizon Loan making a cash disbursement of $17,012, of which $15,000 was repayment of principal and $649 was payment of interest expense and accrued interest. Further on the date of the Merger, $1,737 was recorded as a loss on extinguishment of debt and financial obligations on the condensed consolidated statement of operations and comprehensive income (loss) for the six months ended December 31, 2022.

Lago Term Loans

On March 11, 2022, the Company entered into a loan agreement (the “Lago Loan”) with Lago Innovation Fund I & II, LLC, which provided the Company with $12,600, bears interest at the greater of 12% plus the greater of 1% or 30 day LIBOR, bears 2% payable in kind interest, and matures on April 1, 2023. The Company pledged certain assets against the Lago Loan. The Lago Loan payment terms require repayment of accrued interest only on the outstanding principal over the first 12 payment dates and payment of principal plus remaining accrued interest on the last payment date identified in the notes applicable to the loan. The Company may prepay at any time for a fee, dependent on the time of prepayment. The Lago Loan contains financial covenants that require the maintenance of unrestricted cash plus accounts receivable balance and achievement of quarterly bookings targets. The Company issued 205,602 warrants to purchase common stock with the Lago Loan. Refer to Note 10 for further details.

On August 4, 2022, the Company amended the Lago Loan which provided the Company with $5,250. Further, as part of the amendment to the Lago Loan, the Company issued an additional 169,310 warrants to purchase common stock with the additional tranche. The Company determined that the amendment with the lender should be accounted for as an extinguishment and recorded as a loss on extinguishment of debt and financial obligations of $6,022 on its condensed consolidated statement of operations and comprehensive income (loss) for the six months ended December 31, 2022.

In connection with the entry into the Credit Agreement (defined below) on September 21, 2022, the Company repaid all outstanding loans by making a cash disbursement of $22,351, of which $17,850 was repayment of principal and $130 was payment of payable in kind interest. Further $4,371 of cash was paid related to prepayment and other penalties.

Credit Agreement

On September 21, 2022, in connection with the consummation of the Merger, the Company entered into a Credit Agreement (the “Credit Agreement”) with the subsidiary guarantors party thereto, Metropolitan Partners Group Administration, LLC, as administrative, payment and collateral agent (the “Agent”), the lenders (“Lenders”) and other parties party thereto, pursuant to which the Lenders extended term loans having an aggregate original principal amount of $55,000 (the “Term Loans”).

The Term Loans were borrowed in full on September 21, 2022. Amounts outstanding under the Credit Agreement will incur interest at the rate of 15% per annum. During the first 18 months following the closing date, the Company may elect to pay a portion of the accrued and unpaid interest by capitalizing the amount of such interest on a monthly basis and adding the same to the principal balance of the Term Loans, after which such capitalized interest shall accrue interest at the interest rate and otherwise constitute principal under the Term Loan (“PIK Interest”). With respect to interest accruing during the first six months after the closing date, the Company may elect for 100% of the interest payment to be capitalized as PIK Interest on a monthly basis. With respect to interest accruing after the six month anniversary of the closing date, but before the 18 month anniversary of the closing date, the Company may elect for 50% of the interest payment to be capitalized as PIK Interest on a monthly basis. The Term Loans mature on March 21, 2025.

The Term Loans may be prepaid by the Company; however, any voluntary or mandatory prepayment made prior to the 18 month anniversary of the closing date must be accompanied by payment of a make whole premium equal to the interest and fees that would have accrued on the aggregate principal amount of the Term Loans (including any interest that could have been capitalized as PIK Interest during such period) from the date of payment through the 18 month anniversary of the closing date. The Term Loans may not be reborrowed once repaid. The Company is required to pay the Agent certain upfront fees and administrative fees in connection with the Term Loans. The Company’s obligations under the Credit Agreement are secured by substantially all of the Company’s assets.

The Company must comply with certain financial covenants as set forth in the Credit Agreement, including a minimum cash covenant and maximum net leverage ratio of 1.20 to 1.00. The Credit Agreement also contains customary affirmative and restrictive covenants, including covenants regarding the incurrence of additional indebtedness or liens, investments, transactions with affiliates, delivery of financial statements, payment of taxes, maintenance of insurance, dispositions of property, mergers or acquisitions, among other customary covenants. The Company is also restricted from paying dividends or making other distributions or payments on its capital stock, subject to limited exceptions. The Credit Agreement also includes customary representations and warranties, events of default and termination provisions, upon which the Term Loans may be accelerated and the interest rate applicable to any outstanding payment obligations will increase by 5%. As of December 31, 2022, the Company was in compliance with all applicable covenants.

In conjunction with the Credit Agreement, the Company issued 1,500,000 warrants to purchase common stock to the Lenders. Such warrants were determined to be equity classified and the Company recorded the value associated with such warrants of $2,076 within additional paid in capital, with an offsetting debt discount being recorded. Refer to Note 10 for further details on the aforementioned warrants.

As a condition to entering into the Credit Agreement, the Sponsors agreed to transfer 600,000 Presto Automation Inc. shares to the Lender to the Credit Agreement. The share transfer by the Sponsor to the Lenders to the Credit Agreement was such that the substance of the transaction was that the Sponsors made a capital contribution to the Company, and the Company then made a share-based payment to the Lenders as an incentive for the Lenders to enter into the Credit Agreement. Accordingly, the Company recorded the transaction as debt issuance costs discount of $2,779 in condensed consolidated balance sheet with an offsetting increase to additional paid-in capital for the contribution.

The Company incurred other debt issuance costs associated with professional services and fees paid to the lender of $1,006 in conjunction with the signing of the Credit Agreement which were recorded as a debt discount.

During the three and six months ended December 31, 2022, the Company recorded PIK interest expense amounts of $2,085 and $2,314, respectively, which has been reflected as an increase to the outstanding debt balance. Further, during the three and six months ended December 31, 2022 the Company recorded interest expense associated with the amortization of debt discounts of $523 and $579, respectively. Accordingly, as at December 31, 2022, the term loans, noncurrent balance of $52,022 reflects $55,000 of principal and $2,314 of PIK interest accrual, reduced by $5,292 of unamortized debt issuance costs. The Company had no outstanding amounts related to the Credit Agreement as of June 30, 2022.

Paycheck Protection Program Loans

In April 2020, we obtained a Paycheck Protection Program (“PPP”) loan for $2,599 through the U.S. Small Business Administration. In March 2021, a second PPP loan was obtained in the amount of $2,000, for a total of $4,599 received in PPP loans. The loans were to be fully forgiven if the funds received were used for payroll costs, interest on mortgages, rent, and utilities, with at least 60% being used for payroll. The Company utilized the funds for these purposes and applied for loan forgiveness of the PPP funds. The Company’s accounting policy provides that if the loans are forgiven, the forgiven loan balance will be recognized as income in the period of forgiveness. During the six months ended December 31, 2021, the Company received forgiveness of the first PPP loan of $2,599 and recognized income on forgiveness within other income, net. During the six months ended December 31, 2022, the Company received forgiveness of the second PPP loan of $2,000 and recognized income on forgiveness within other income, net.

As of December 31, 2022
2023 (remaining)	$—
2024	—
2025	55,000
Total future payments on debt obligations	$55,000